CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
ASSETS
Cash and cash equivalents	$ 1,976,442	$ 1,169,093	$ 2,004,391
Restricted cash	0	3,780,341	0
Accounts receivable	237,127	562,583	771,410
Other current assets	310,330	281,055	194,975
Inventory, net	1,684,784	2,250,637	2,838,791
Total current assets	4,208,683	8,043,709	5,809,567
Property & equipment, net	6,053,165	6,698,536	7,963,041
Other receivables	0	29,000	41,000
Total assets	10,261,848	14,771,245	13,813,608
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable	559,905	420,337	581,503
Other liabilities	374,630	352,857	305,510
Note payable	104,777	104,777	113,921
Accrued interest convertible notes	9,310	52,001	0
Subordinated convertible notes, net of discount	551,500	583,574	0
Senior convertible notes, net of discount	0	2,046,948	0
Total current liabilities	1,600,122	3,560,494	1,000,934
Deferred revenue	741,811	922,362	1,262,295
Note payable	162,693	219,722	331,247
Derivative liability senior warrants	2,132,489	518,433	0
Derivative liabilities		0	1,217
Total liabilities	4,637,115	5,221,011	2,595,693
Stockholders' equity
Convertible preferred stock	0
Common stock	22,123	18,039	11,326
Additional paid in capital	111,011,127	106,302,018	96,013,439
Retained earnings (deficit)	(105,156,904)	(96,518,212)	(84,555,174)
Cumulative foreign currency translation adjustment	(251,613)	(251,611)	(251,676)
Total stockholders' equity	5,624,733	9,550,234	11,217,915
Total liabilities & stockholders’ equity	10,261,848	14,771,245	13,813,608
Series Preferred Stock [Member]
Stockholders' equity
Convertible preferred stock		$ 0	$ 0